Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 4,385	$ 5,163	$ 3,947	$ 6,758
USD [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	4,279	4,410
Other currencies [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Total cash and cash equivalents	$ 106	$ 753